American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
April 30, 2021

One Choice 2065 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.2%
Focused Dynamic Growth Fund G Class	5,299	317,210
NT Equity Growth Fund G Class	25,647	324,952
NT Focused Large Cap Value Fund G Class	61,160	796,297
NT Growth Fund G Class	21,232	474,533
NT Heritage Fund G Class	24,608	405,047
NT Mid Cap Value Fund G Class	33,536	502,032
Small Cap Growth Fund G Class	3,587	101,344
Small Cap Value Fund G Class	8,873	101,333
Sustainable Equity Fund G Class	14,054	604,338
		3,627,086
International Equity Funds — 25.7%
Non-U.S. Intrinsic Value Fund G Class	23,952	245,024
NT Emerging Markets Fund G Class	24,375	372,697
NT Global Real Estate Fund G Class	12,888	157,364
NT International Growth Fund G Class	28,931	426,450
NT International Small-Mid Cap Fund G Class	10,861	160,846
NT International Value Fund G Class	20,349	213,253
		1,575,634
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	7,287	92,467
NT Diversified Bond Fund G Class	41,459	463,100
NT High Income Fund G Class	11,595	115,953
		671,520
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	6,570	69,711
Global Bond Fund G Class	17,720	185,353
		255,064
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,827,184)		6,129,304
OTHER ASSETS AND LIABILITIES†		3
TOTAL NET ASSETS — 100.0%		$6,129,307

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	—	$308	$8	$17	$317	5	—	—
NT Equity Growth Fund	—	312	7	20	325	26	—	$6
NT Focused Large Cap Value Fund(3)	—	758	20	58	796	61	—	5
NT Growth Fund	—	462	13	26	475	21	$(1)	9
NT Heritage Fund	—	404	12	13	405	25	(2)	6
NT Mid Cap Value Fund	—	467	14	49	502	34	—	3
Small Cap Growth Fund	—	100	2	3	101	4	—	2
Small Cap Value Fund	—	89	2	14	101	9	—	—
Sustainable Equity Fund	—	570	13	47	604	14	—	1
Non-U.S. Intrinsic Value Fund	—	236	5	14	245	24	—	1
NT Emerging Markets Fund	—	386	10	(3)	373	24	—	1
NT Global Real Estate Fund	—	148	4	13	157	13	—	—
NT International Growth Fund	—	423	9	13	427	29	—	2
NT International Small-Mid Cap Fund	—	156	4	9	161	11	—	1
NT International Value Fund	—	207	4	10	213	20	—	1
Inflation-Adjusted Bond Fund	—	93	2	2	93	7	—	—
NT Diversified Bond Fund	—	476	9	(4)	463	41	—	3
NT High Income Fund	—	116	2	2	116	12	—	1
Emerging Markets Debt Fund	—	71	1	—	70	7	—	1
Global Bond Fund	—	189	3	(1)	185	18	—	—
	—	$5,971	$144	$302	$6,129	405	$(3)	$43
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.